Commitments - Minimum Payments on Operating Leases and Purchase Obligations (Details) $ in Thousands	Jun. 30, 2019 USD ($)
Disclosure of finance lease and operating lease by lessee [Line Items]
Operating Leases	$ 330,848
Other Contractual Commitments	328,320
Total	659,168
Year ending 2020
Disclosure of finance lease and operating lease by lessee [Line Items]
Operating Leases	38,790
Other Contractual Commitments	108,978
Total	147,768
Years ending 2021 - 2024
Disclosure of finance lease and operating lease by lessee [Line Items]
Operating Leases	148,021
Other Contractual Commitments	219,342
Total	367,363
Thereafter
Disclosure of finance lease and operating lease by lessee [Line Items]
Operating Leases	144,037
Other Contractual Commitments	0
Total	$ 144,037